Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	£ 896.4	£ 790.9
Charge for the year	166.9	151.2	£ 174.8
Impairment charges included within restructuring costs	9.8	9.8	79.7
Ending balance	1,000.7	896.4	790.9
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,720.9	1,697.4
Additions	208.4	263.2
New acquisitions	1.3	4.0
Disposals	(182.6)	(225.4)
Exchange adjustments	(174.9)	18.3
Ending balance	1,922.9	1,720.9	1,697.4
Depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(824.5)	(906.5)
Charge for the year	166.9	151.2
Impairment charges included within restructuring costs	9.8	9.8
Disposals	173.0	219.2
Exchange adjustments	94.0	(23.8)
Ending balance	(922.2)	(824.5)	(906.5)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	43.2	34.3
Ending balance	40.0	43.2	34.3
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	43.2	34.3
Additions	13.8	14.3
New acquisitions	0.0	0.0
Disposals	(0.1)	(0.1)
Exchange adjustments	16.9	5.3
Ending balance	40.0	43.2	34.3
Land | Depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0	0.0
Charge for the year	0.0	0.0
Impairment charges included within restructuring costs	0.0	0.0
Disposals	0.0	0.0
Exchange adjustments	0.0	0.0
Ending balance	0.0	0.0	0.0
Freehold buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	58.7	37.3
Ending balance	90.5	58.7	37.3
Freehold buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	61.4	39.6
Additions	0.1	8.9
New acquisitions	0.0	0.0
Disposals	(8.3)	(0.6)
Exchange adjustments	(39.3)	(13.5)
Ending balance	92.5	61.4	39.6
Freehold buildings | Depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2.7)	(2.3)
Charge for the year	0.7	1.0
Impairment charges included within restructuring costs	0.0	0.0
Disposals	1.7	0.0
Exchange adjustments	0.3	(0.6)
Ending balance	(2.0)	(2.7)	(2.3)
Leasehold buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	605.4	542.1
Ending balance	646.5	605.4	542.1
Leasehold buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,075.0	1,052.5
Additions	75.8	134.5
New acquisitions	0.5	1.5
Disposals	(62.1)	(108.3)
Exchange adjustments	(89.7)	5.2
Ending balance	1,178.9	1,075.0	1,052.5
Leasehold buildings | Depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(469.6)	(510.4)
Charge for the year	74.0	66.5
Impairment charges included within restructuring costs	9.1	7.1
Disposals	63.5	108.2
Exchange adjustments	43.2	(6.2)
Ending balance	(532.4)	(469.6)	(510.4)
Fixtures, fittings and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	77.6	82.4
Ending balance	85.0	77.6	82.4
Fixtures, fittings and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	149.5	189.3
Additions	32.1	31.5
New acquisitions	0.2	1.3
Disposals	(40.0)	(60.0)
Exchange adjustments	(23.0)	12.6
Ending balance	164.8	149.5	189.3
Fixtures, fittings and equipment | Depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(71.9)	(106.9)
Charge for the year	26.5	27.6
Impairment charges included within restructuring costs	0.6	1.8
Disposals	36.7	55.9
Exchange adjustments	17.5	(8.5)
Ending balance	(79.8)	(71.9)	(106.9)
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	111.5	94.8
Ending balance	138.7	111.5	94.8
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	391.8	381.7
Additions	86.6	74.0
New acquisitions	0.6	1.2
Disposals	(72.1)	(56.4)
Exchange adjustments	(39.8)	8.7
Ending balance	446.7	391.8	381.7
Computer equipment | Depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(280.3)	(286.9)
Charge for the year	65.7	56.1
Impairment charges included within restructuring costs	0.1	0.9
Disposals	71.1	55.1
Exchange adjustments	33.0	(8.5)
Ending balance	£ (308.0)	£ (280.3)	£ (286.9)